Share-Based Compensation - Summary of Performance Restricted Stock Units (Detail) - Performance RSU [Member] - pRSU Plan [Member]	12 Months Ended
Mar. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning | shares	780,831
Units Granted | shares	0
Units Forfeited | shares	(195,602)
Non-vested balance, ending | shares	585,229
Non-vested units, Beginning balance | $ / shares	$ 4.76
Units Granted | $ / shares	0
Units Forfeited | $ / shares	4.76
Non-vested units , Ending balance | $ / shares	$ 4.76